Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Past Due Financial Assets Modified to Debtors (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Current
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	¥ 6,326	¥ 16,495
30-89 days past-due
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	5	0
90 days or more past-due
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	59	46
Consumer borrowers | Current
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	57	45
Consumer borrowers | 30-89 days past-due
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	5	0
Consumer borrowers | 90 days or more past-due
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0	6
Consumer borrowers | Real estate loans | Current
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		0
Consumer borrowers | Real estate loans | 30-89 days past-due
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		0
Consumer borrowers | Real estate loans | 90 days or more past-due
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified		6
Consumer borrowers | Other | Current
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	57	45
Consumer borrowers | Other | 30-89 days past-due
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	5	0
Consumer borrowers | Other | 90 days or more past-due
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0	0
Corporate borrowers | Current
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	6,188	16,348
Corporate borrowers | 30-89 days past-due
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0	0
Corporate borrowers | 90 days or more past-due
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	20	40
Corporate borrowers | Non-recourse Loans | Current
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	1,848
Corporate borrowers | Non-recourse Loans | Current | Overseas
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	1,848
Corporate borrowers | Non-recourse Loans | 30-89 days past-due
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0
Corporate borrowers | Non-recourse Loans | 30-89 days past-due | Overseas
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0
Corporate borrowers | Non-recourse Loans | 90 days or more past-due
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0
Corporate borrowers | Non-recourse Loans | 90 days or more past-due | Overseas
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0
Corporate borrowers | Other than non-recourse loans | Current
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	4,340	16,348
Corporate borrowers | Other than non-recourse loans | Current | Real estate companies | Japan
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	362	262
Corporate borrowers | Other than non-recourse loans | Current | Commercial, industrial and other companies | Japan
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	68	540
Corporate borrowers | Other than non-recourse loans | Current | Commercial, industrial and other companies | Overseas
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	3,910	15,546
Corporate borrowers | Other than non-recourse loans | 30-89 days past-due
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0	0
Corporate borrowers | Other than non-recourse loans | 30-89 days past-due | Real estate companies | Japan
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0	0
Corporate borrowers | Other than non-recourse loans | 30-89 days past-due | Commercial, industrial and other companies | Japan
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0	0
Corporate borrowers | Other than non-recourse loans | 30-89 days past-due | Commercial, industrial and other companies | Overseas
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0	0
Corporate borrowers | Other than non-recourse loans | 90 days or more past-due
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	20	40
Corporate borrowers | Other than non-recourse loans | 90 days or more past-due | Real estate companies | Japan
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0	27
Corporate borrowers | Other than non-recourse loans | 90 days or more past-due | Commercial, industrial and other companies | Japan
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0	0
Corporate borrowers | Other than non-recourse loans | 90 days or more past-due | Commercial, industrial and other companies | Overseas
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	20	13
Net investment in leases | Current
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	81	102
Net investment in leases | Current | Japan
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	81	102
Net investment in leases | Current | Overseas
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0
Net investment in leases | 30-89 days past-due
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0	0
Net investment in leases | 30-89 days past-due | Japan
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0	0
Net investment in leases | 30-89 days past-due | Overseas
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0
Net investment in leases | 90 days or more past-due
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	39	0
Net investment in leases | 90 days or more past-due | Japan
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	0	¥ 0
Net investment in leases | 90 days or more past-due | Overseas
Financing Receivable, Modified, Subsequent Default [Line Items]
Financing Receivable, Modified	¥ 39